Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Cost	The components of operating lease cost for the years ended December 31, 2025 and Three month ended December 31, 2024 and for the year ended September 30, 2024 were as follows:
	Year ended	Three months ended	Year ended
	December 31	December 31,	September 30,
	2025	2024	2024

Operating lease costs	39	-	-
	Year ended	Three months ended	Year ended
	December 31	December 31,	September 30,
	2025	2024	2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	240	-	-
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	695	-	-
	December 31,
	2025	2024

Operating leases:
Operating leases right-of-use asset	823	-

Current operating lease liabilities	504
Non-current operating lease liabilities	143	-
Total operating lease liabilities	647	-
		-
Weighted average remaining lease term (years)	2.6	-

Weighted average discount rate	10.7%	-

Schedule of Future Minimum Lease Payments under Non-Cancellable Leases	Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:
2025
2026	257
2027	262
2028	185
Total operating lease payments	704
Less: imputed interest	(57)
Present value of lease liabilities	647